Sprott Gold Miners ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.84%)
Gold Mining (99.84%)
Agnico Eagle Mines, Ltd.(a)	452,159	$76,155,831
Alamos Gold, Inc., Class A(a)	733,984	25,584,224
Anglogold Ashanti PLC(a)	144,392	10,155,089
Artemis Gold, Inc.(b)	87,258	2,287,881
B2Gold Corp.(a)	454,442	2,246,577
Barrick Mining Corp.	727,027	23,879,000
Centerra Gold, Inc.	1,693,433	18,142,621
Coeur Mining, Inc.(b)	131,498	2,466,902
DPM Metals, Inc.	662,660	14,689,273
Eldorado Gold Corp.(a)(b)	72,636	2,097,608
Endeavour Mining PLC(a)	543,710	22,839,180
Equinox Gold Corp.(b)	192,115	2,152,097
Fortuna Mining Corp.(b)	1,927,931	17,260,919
Franco-Nevada Corp.	208,922	46,502,672
G Mining Ventures Corp.(b)	116,366	2,311,935
Gold Fields, Ltd., Sponsored ADR(a)	259,655	10,895,124
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	1,405,825	25,515,724
IAMGOLD Corp.(b)	182,854	2,362,373
K92 Mining, Inc.(b)	1,378,726	16,663,197
Kinross Gold Corp.	1,484,935	36,853,959
Lundin Gold, Inc.(a)	396,831	25,711,181
New Gold, Inc.(a)(b)	312,994	2,242,258
Newmont Corp.	604,765	50,987,737
Novagold Resources, Inc.(a)(b)	232,618	2,055,904
OceanaGold Corp.	865,714	18,481,255
OR Royalties, Inc.(a)	56,711	2,273,004
Orla Mining, Ltd.(a)(b)	1,471,010	15,865,388
Pan American Silver Corp.	55,626	2,155,572
Royal Gold, Inc.(a)	122,587	24,588,500
Sandstorm Gold, Ltd.	173,097	2,166,666
Seabridge Gold, Inc.(a)(b)	58,409	1,408,917
Skeena Resources, Ltd.(b)	65,771	1,211,260
SSR Mining, Inc.(b)	91,244	2,227,830
Torex Gold Resources, Inc.(a)(b)	52,842	2,196,150
Triple Flag Precious Metals Corp.(a)	646,829	18,934,981
Wesdome Gold Mines, Ltd.(b)	1,120,471	17,454,776
Wheaton Precious Metals Corp.	458,395	51,297,289
Total Gold Mining		602,320,854

TOTAL COMMON STOCKS
(Cost $317,665,728)		602,320,854

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.41%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $803,958)	4.06%	803,958	$803,958

Investments Purchased with Collateral from Securities Loaned (7.28%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%
(Cost $43,937,970)		43,937,970	$43,937,970
TOTAL SHORT TERM INVESTMENTS
(Cost $44,741,928)			44,741,928

TOTAL INVESTMENTS (107.25%)
(Cost $362,407,656)			$647,062,782
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.25%)			(43,757,936)
NET ASSETS - 100.00%			$603,304,846

(a)	As of September 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $43,876,716. The loaned securities were secured with cash collateral of $43,937,970 and non-cash collateral with the value of $1,076,037. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.

Sprott Junior Gold Miners ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.80%)
Gold Mining (94.93%)
Allied Gold Corp.(a)	472,705	$8,260,534
Aris Mining Corp.	1,055,639	10,346,279
Bellevue Gold, Ltd.(a)(b)	17,649,385	13,371,985
Catalyst Metals, Ltd.(a)	1,976,360	10,331,276
Centerra Gold, Inc.	1,113,505	11,929,553
DRDGOLD, Ltd.	3,402,151	9,481,501
Emerald Resources NL(a)(b)	3,619,539	12,023,137
Firefinch, Ltd.(a)(b)(c)	6,635,363	307,343
Fortuna Mining Corp.(a)	1,361,218	12,187,092
Greatland Resources, Ltd.(a)(b)	2,271,617	10,845,593
Hochschild Mining PLC	1,864,457	8,911,681
K92 Mining, Inc.(a)(b)	797,705	9,641,013
McEwen, Inc.(a)(b)	743,747	12,718,074
Novagold Resources, Inc.(a)(b)	1,645,340	14,478,992
Ora Banda Mining, Ltd.(a)	8,663,397	6,764,427
Pan African Resources PLC(b)	7,634,018	8,993,880
Perpetua Resources Corp.(a)(b)	431,212	8,725,250
Regis Resources, Ltd.	2,476,025	9,846,691
Resolute Mining, Ltd.(a)	10,649,731	7,258,329
Seabridge Gold, Inc.(a)(b)	545,906	13,183,630
Skeena Resources, Ltd.(a)	443,439	8,166,517
Turk Altin Isletmeleri AS	19,271,959	11,690,018
Vault Minerals, Ltd.(a)	22,049,714	9,629,588
Victoria Gold Corp./Vancouver(a)(b)(c)	968,690	–
Wesdome Gold Mines, Ltd.(a)(b)	566,629	8,826,986
West African Resources, Ltd.(a)(c)	3,778,806	7,601,320
Westgold Resources, Ltd.	3,306,398	9,801,532
Total Gold Mining		255,322,221

Silver Mining (4.87%)
Endeavour Silver Corp.(a)(b)	1,674,176	13,112,394

TOTAL COMMON STOCKS
(Cost $184,133,500)		268,434,615

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.03%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $622,340)	4.06%	622,340	$622,340

Investments Purchased with Collateral from Securities Loaned (8.80%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%
(Cost $23,658,115)		23,658,115	$23,658,115
TOTAL SHORT TERM INVESTMENTS
(Cost $24,280,455)			24,280,455

TOTAL INVESTMENTS (108.83%)
(Cost $208,413,955)			$292,715,070
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.83%)			(23,744,260)
NET ASSETS - 100.00%			$268,970,810

(a)	Non-income producing security.
(b)	As of September 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $32,199,694. The loaned securities were secured with cash collateral of $23,658,115 and non-cash collateral with the value of $9,669,233. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

Sprott Critical Materials ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.86%)
Coal & Consumable Fuels (24.02%)
Bannerman Energy, Ltd.(a)	75,265	$194,729
Boss Energy, Ltd.(a)(b)	344,447	469,516
Cameco Corp.	53,176	4,459,339
CGN Mining Co., Ltd.	2,625,050	1,062,575
Deep Yellow, Ltd.(a)	424,479	550,520
Denison Mines Corp.(a)	899,473	2,473,551
Encore Energy Corp.(a)	187,068	603,532
Energy Fuels, Inc.(a)(b)	108,668	1,668,054
IsoEnergy, Ltd.(a)	17,169	172,961
Lotus Resources, Ltd.(a)	945,828	147,076
NAC Kazatomprom JSC, GDR(c)	63,493	3,384,177
NexGen Energy, Ltd.(a)	270,568	2,421,583
Paladin Energy, Ltd.(a)(b)	400,414	2,204,415
Peninsula Energy, Ltd.(a)(b)	69,223	24,964
Uranium Energy Corp.(a)	413,357	5,514,182
Uranium Royalty Corp.(a)(b)	57,607	247,710
Ur-Energy, Inc.(a)	341,710	611,661
Total Coal & Consumable Fuels		26,210,545

Copper Mining (14.13%)
Antofagasta PLC	71,390	2,641,300
ATALAYA MINING COPPER SA	15,101	127,339
Capstone Copper Corp.(a)	128,011	1,087,224
Central Asia Metals PLC	20,374	41,540
ERO Copper Corp.(a)(b)	13,707	277,646
First Quantum Minerals, Ltd.(a)	101,849	2,303,806
Freeport-McMoRan, Inc.	80,827	3,170,035
Hindustan Copper, Ltd.	72,619	269,444
Jinchuan Group International Resources Co., Ltd.(b)(d)	325,600	26,778
KGHM Polska Miedz SA	21,431	943,409
Lundin Mining Corp.(b)	134,532	2,006,815
Sandfire Resources, Ltd.(a)	38,103	359,786
SolGold PLC(a)(b)	196,505	39,748
Southern Copper Corp.	15,220	1,847,099
Taseko Mines, Ltd.(a)	65,076	275,272
Total Copper Mining		15,417,241

Diversified Metals & Mining (41.08%)
AbraSilver Resource Corp.(a)	97,841	529,383
American Battery Technology Co.(a)	63,707	309,616
Americas Gold & Silver Corp.(a)(b)	120,537	448,398
Arafura Rare Earths, Ltd.(a)(b)	9,850,311	1,303,589
Core Lithium, Ltd.(a)(b)	3,867,854	268,732
Elevra Lithium, Ltd.(a)(b)	138,875	330,817
Eramet SA(b)	10,919	715,327
Global Atomic Corp.(a)	155,888	85,130
Hudbay Minerals, Inc.	53,577	812,227
IGO, Ltd.	631,181	2,163,438
ioneer, Ltd.(a)(b)	1,658,192	181,042
Ivanhoe Electric, Inc. / US(a)	8,756	109,888

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Ivanhoe Mines, Ltd.(a)(b)	81,443	$863,763
Jupiter Mines, Ltd.	1,428,987	241,118
Leo Lithium, Ltd.(d)	23,792	3,747
Lifezone Metals, Ltd.(a)	26,089	142,968
Liontown Resources, Ltd.(a)(b)	2,859,361	1,863,657
Lithium Americas Corp.(a)	148,157	845,976
Lithium Argentina AG(a)	118,382	395,396
Lynas Rare Earths, Ltd.(a)	613,194	6,820,660
Merdeka Battery Materials Tbk PT(a)	23,454,000	907,761
Meteoric Resources NL(a)(b)	10,251,645	983,609
MMG, Ltd.(a)	643,920	558,531
MP Materials Corp.(a)(b)	142,851	9,581,016
NGEx Minerals, Ltd.(a)	15,300	285,288
Nickel Industries, Ltd.	1,733,289	814,311
Philex Mining Corp.	261,300	36,636
Pilbara Minerals, Ltd.(a)(b)	3,901,700	6,506,017
PMET Resources, Inc.(a)	465,018	138,466
Sigma Lithium Corp.(a)	114,583	734,477
Solaris Resources, Inc.(a)	11,727	74,826
Standard Lithium, Ltd.(a)	166,676	561,698
Syrah Resources, Ltd.(a)(b)	879,304	154,186
Teck Resources, Ltd., Class B	61,958	2,719,337
Trilogy Metals, Inc.(a)	15,246	32,017
Vale Indonesia Tbk PT	3,098,250	818,020
Vizsla Silver Corp.(a)	208,647	901,355
Vulcan Energy Resources, Ltd.(a)(b)	145,300	576,870
Xinjiang Xinxin Mining Industry Co., Ltd.	50,000	15,934
Total Diversified Metals & Mining		44,835,227

Environmental & Facilities Services (0.20%)
Sungeel Hitech Co., Ltd.(a)	8,620	218,103

Gold Mining (1.36%)
China Gold International Resources Corp., Ltd.	39,000	695,610
Cia de Minas Buenaventura SAA, ADR	29,952	728,732
FireFly Metals, Ltd.(a)	66,822	59,028
Total Gold Mining		1,483,370

Precious Metals & Minerals Mining (0.80%)
Avino Silver & Gold Mines, Ltd.(a)(b)	165,778	870,335

Silver Mining (9.25%)
Aya Gold & Silver, Inc.(a)(b)	169,583	1,961,835
Endeavour Silver Corp.(a)	237,998	1,865,904
First Majestic Silver Corp.(b)	340,904	4,189,710
GoGold Resources, Inc.(a)	265,125	514,362
New Pacific Metals Corp.(a)(b)	66,142	179,245
Silver Mines, Ltd.(a)	1,247,067	177,415
Silvercorp Metals, Inc.(b)	190,825	1,206,014
Total Silver Mining		10,094,485

Security Description	Shares	Value
Specialty Chemicals (8.68%)
Albemarle Corp.	55,890	$4,531,561
Ganfeng Lithium Group Co., Ltd.(b)(c)(e)	646,200	3,582,273
Tianqi Lithium Corp.(b)	234,550	1,354,503
Total Specialty Chemicals		9,468,337

Steel Mining (0.34%)
MOIL, Ltd.	90,591	377,817

TOTAL COMMON STOCKS
(Cost $79,076,830)		108,975,460

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.01%)
Money Market Fund (0.17%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $181,838)	4.06%	181,838	181,838

Investments Purchased with Collateral from Securities Loaned (6.84%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%
(Cost $7,465,732)		7,465,732	$7,465,732
TOTAL SHORT TERM INVESTMENTS
(Cost $7,647,570)			7,647,570

TOTAL INVESTMENTS (106.87%)
(Cost $86,724,400)			$116,623,030
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.87%)			(7,497,665)
NET ASSETS - 100.00%			$109,125,365

(a)	Non-income producing security.
(b)

As of September 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $26,435,565. The loaned securities were secured with cash collateral of $7,465,732 and non-cash collateral with the value of $20,369,752. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2025, the market value of those securities was $6,966,450, representing 6.38% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate market value of those securities was $3,582,273, representing 3.28% of net assets.

Sprott Lithium Miners ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.06%)
Diversified Metals & Mining (63.09%)
Atlantic Lithium, Ltd.(a)	606,848	$76,228
Core Lithium, Ltd.(a)(b)	6,450,177	448,148
Critical Metals Corp.(a)	34,336	213,570
Delta Lithium, Ltd.(a)(b)	409,070	46,016
E3 Lithium, Ltd.(a)	228,090	245,840
Elevra Lithium, Ltd.(a)(b)	231,735	552,020
Galan Lithium, Ltd.(a)	2,885,346	286,385
IGO, Ltd.	299,468	1,026,458
ioneer, Ltd.(a)(b)	5,551,816	606,150
Kairos Gold, Inc.(a)(c)	4,531	384
Kodal Minerals PLC(a)(b)	44,691,569	177,312
Lake Resources NL(a)(b)	2,375,154	47,149
Leo Lithium, Ltd.(c)	117,442	18,495
Liontown Resources, Ltd.(a)(b)	3,774,289	2,459,983
Lithium Americas Corp.(a)	229,736	1,311,793
Lithium Argentina AG(a)(b)	386,900	1,292,246
Lithium Ionic Corp.(a)(b)	394,081	220,869
Pilbara Minerals, Ltd.(a)(b)	1,927,193	3,213,561
PMET Resources, Inc.(a)(b)	447,838	1,283,950
Savannah Resources PLC(a)(b)	3,303,187	188,804
Sigma Lithium Corp.(a)	159,860	1,024,703
Standard Lithium, Ltd.(a)(b)	389,184	1,311,550
Vulcan Energy Resources, Ltd.(a)(b)	299,466	1,188,939
Total Diversified Metals & Mining		17,240,553

Fertilizers & Agricultural Chemicals (7.95%)
Sociedad Quimica y Minera de Chile SA, ADR	50,552	2,172,725

Gold (0.05%)
Ballard Mining, Ltd.(a)	36,338	15,028

Precious Metals & Minerals (0.21%)
Atlas Lithium Corp.(a)	11,966	56,958

Specialty Chemicals (25.76%)
Albemarle Corp.	27,597	2,237,565
Ganfeng Lithium Group Co., Ltd.(b)(d)(e)	625,300	3,466,411
Tianqi Lithium Corp.(b)	231,100	1,334,580
Total Specialty Chemicals		7,038,556

TOTAL COMMON STOCKS
(Cost $20,635,904)		26,523,820

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (11.46%)
Money Market Fund (0.20%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $56,019)	4.06%	56,019	$56,019

Investments Purchased with Collateral from Securities Loaned (11.26%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%
(Cost $3,074,691)		3,074,691	$3,074,691
TOTAL SHORT TERM INVESTMENTS
(Cost $3,130,710)			3,130,710

TOTAL INVESTMENTS (108.52%)
(Cost $23,766,614)			$29,654,530
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.52%)			(2,327,847)
NET ASSETS - 100.00%			$27,326,683

(a)	Non-income producing security.
(b)	As of September 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $6,949,387. The loaned securities were secured with cash collateral of $3,074,691 and non-cash collateral with the value of $4,317,849. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate market value of those securities was $3,466,411, representing 12.69% of net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2025, the market value of those securities was $3,466,411, representing 12.69% of net assets.

Sprott Uranium Miners ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (12.50%)
Sprott Physical Uranium Trust(a)(b)	12,615,973	$252,283,199

TOTAL CLOSED END FUND
(Cost $195,679,304)		252,283,199

Security Description	Shares	Value
COMMON STOCKS (87.47%)
Coal & Consumable Fuels (86.48%)
Alligator Energy, Ltd.(a)(b)	360,856,811	7,640,921
Anfield Energy, Inc.(a)(b)(c)	1,273,479	13,021,202
Atha Energy Corp.(a)(b)(c)	23,233,569	15,692,717
Aura Energy, Ltd.(a)(b)(c)	74,719,097	13,349,229
Bannerman Energy, Ltd.(a)(b)(c)	16,705,105	43,220,201
Berkeley Energia, Ltd.(a)(b)	31,792,595	14,024,573
Boss Energy, Ltd.(a)(b)	33,744,925	45,997,741
Cameco Corp.(c)	3,474,074	291,335,846
CanAlaska Uranium, Ltd.(a)(b)(c)	15,337,197	12,783,753
CGN Mining Co., Ltd.(c)	235,615,300	95,373,036
Deep Yellow, Ltd.(a)(b)	62,883,343	81,555,359
Denison Mines Corp.(a)(c)	34,933,376	96,066,784
Elevate Uranium, Ltd.(a)(b)(c)	30,105,984	8,864,896
Encore Energy Corp.(a)(b)(c)	15,227,666	49,128,562
Energy Fuels, Inc.(a)	6,512,573	99,967,996
F3 Uranium Corp.(a)(b)(c)	42,372,314	6,698,217
Forsys Metals Corp.(a)(b)(c)	17,147,257	7,023,020
GoviEx Uranium, Inc.(a)(b)	137,116,376	11,330,303
IsoEnergy, Ltd.(a)(b)(c)	4,344,378	43,765,308
Laramide Resources, Ltd.(a)(b)(c)	23,083,873	11,942,508
Lotus Resources, Ltd.(a)(b)(c)	220,722,155	34,322,159
Mega Uranium, Ltd.(a)(b)	29,066,112	8,667,411
NAC Kazatomprom JSC, GDR(d)	5,412,060	288,462,798
NexGen Energy, Ltd.(a)	10,676,424	95,553,995
Paladin Energy, Ltd.(a)	16,598,665	91,381,293
Skyharbour Resources, Ltd.(a)(b)	18,031,724	6,478,309
Uranium Energy Corp.(a)(c)	7,077,212	94,410,008
Uranium Royalty Corp.(a)	5,933,411	25,580,560
Ur-Energy, Inc.(a)(b)(c)	29,695,880	53,155,625
Western Uranium & Vanadium Corp.(a)(b)(c)	6,649,340	5,112,304
Yellow Cake PLC(a)(c)(d)(e)	9,617,393	73,790,905
Total Coal & Consumable Fuels		1,745,697,539

Diversified Metals & Mining (0.75%)
Global Atomic Corp.(a)(b)	27,701,137	15,127,444

Security Description	Shares	Value
Electronic Equipment & Instruments (0.24%)
Premier American Uranium, Inc.(a)(b)	5,436,284	$4,882,773

TOTAL COMMON STOCKS
(Cost $1,254,368,233)		1,765,707,756

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.04%)
Money Market Fund (0.15%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $2,972,815)	4.06%	2,972,815	2,972,815

Investments Purchased with Collateral from Securities Loaned (1.89%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%
(Cost $38,168,723)		38,168,723	$38,168,723
TOTAL SHORT TERM INVESTMENTS
(Cost $41,141,538)			41,141,538

TOTAL INVESTMENTS (102.01%)
(Cost $1,491,189,075)			$2,059,132,493
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.01%)			(40,570,910)
NET ASSETS - 100.00%			$2,018,561,583

(a)	Non-income producing security.
(b)	Affiliate of the Fund. See table below (Affiliated Investments).
(c)	As of September 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $93,728,837. The loaned securities were secured with cash collateral of $38,168,723 and non-cash collateral with the value of $60,982,107. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2025, the market value of those securities was $362,253,703 representing 17.95% of net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate market value of those securities was $73,790,905, representing 3.66% of net assets.

Affiliated Investments

Security Name	Shares as of January 1, 2025	Market Value as of January 1, 2025	Purchases (Shares)	Purchases (Cost)	Sales (Shares)		Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of September 30, 2025	Share Balance as of September 30, 2025
Closed End Fund
Sprott Physical Uranium Trust (a)	9,968,477	$172,399,971	4,749,397	$84,129,011	(2,101,901)		$(34,345,554)	$20,890,941	$9,208,830	$252,283,199	12,615,973
Common Stock
Coal & Consumable Fuels
Alligator Energy, Ltd.(a)	238,286,035	5,014,561	176,575,038	3,676,126	(54,004,262)		(891,295)	93,653	(252,124)	7,640,921	360,856,811
Anfield Energy, Inc.(a)(b)	97,560,688	5,769,007	6,186,652	2,343,652	(102,473,861	)(d)	(1,466,550)	6,426,114	(51,021)	13,021,202	1,273,479
Atha Energy Corp.(a)(b)	17,361,008	6,763,480	8,413,949	4,129,944	(2,541,388)		(1,016,251)	5,611,808	203,736	15,692,717	23,233,569
Aura Energy, Ltd.(a)(b)	52,569,654	4,067,247	34,776,867	4,237,324	(12,627,424)		(1,215,891)	6,249,381	11,168	13,349,229	74,719,097
Bannerman Energy, Ltd.(a)(b)	11,160,477	20,032,546	8,061,850	16,915,478	(2,517,222)		(4,494,787)	9,754,118	1,012,846	43,220,201	16,705,105
Berkeley Energia, Ltd.(a)	28,128,334	5,458,120	9,577,465	3,322,332	(5,913,204)		(1,916,701)	6,566,680	594,142	14,024,573	31,792,595
Boss Energy, Ltd.(a)	26,043,243	39,170,286	16,453,438	26,240,530	(8,751,756)		(16,349,813)	(88,174)	(2,975,088)	45,997,741	33,744,925
CanAlaska Uranium, Ltd.(a)(b)	10,206,286	4,828,185	7,622,735	5,288,168	(2,491,824)		(1,561,918)	3,497,057	732,261	12,783,753	15,337,197
Deep Yellow, Ltd.(a)	61,195,181	42,611,336	31,089,250	27,513,151	(29,401,088)		(33,164,977)	37,747,304	6,848,545	81,555,359	62,883,343
Encore Energy Corp.(a)(b)	11,510,995	38,838,447	6,323,526	13,717,373	(2,606,855)		(6,695,650)	762,082	2,506,310	49,128,562	15,227,666
Energy Fuels, Inc.(a)(c)	10,382,148	53,260,419	5,507,580	39,942,631	(9,377,155)		(122,973,725)	68,288,581	61,450,090	99,967,996	6,512,573
F3 Uranium Corp.(a)(b)	29,621,703	4,945,709	19,625,280	3,009,036	(6,874,669)		(1,138,268)	(204,148)	85,888	6,698,217	42,372,314
Forsys Metals Corp.(a)(b)	11,900,529	5,464,085	8,033,656	3,717,700	(2,786,928)		(1,078,361)	(899,373)	(181,031)	7,023,020	17,147,257
GoviEx Uranium, Inc.(a)	92,426,022	3,214,930	63,793,544	4,258,087	(19,103,190)		(798,490)	4,669,759	(13,983)	11,330,303	137,116,376
IsoEnergy, Ltd.(a)(b)	11,149,579	20,089,332	2,698,204	18,517,487	(9,503,405	)(e)	(4,788,995)	9,648,795	298,689	43,765,308	4,344,378
Laramide Resources, Ltd.(a)(b)	15,314,294	6,818,427	11,248,561	5,470,835	(3,478,982)		(1,454,271)	1,195,923	(88,406)	11,942,508	23,083,873
Mega Uranium, Ltd.(a)	23,413,093	5,375,019	10,840,931	2,552,010	(5,187,912)		(1,062,532)	1,861,407	(58,493)	8,667,411	29,066,112
Peninsula Energy, Ltd.(a)(c)	9,624,599	7,506,001	3,651,126	1,783,759	(13,275,725)		(3,051,256)	11,821,713	(18,060,217)	-	-
Skyharbour Resources, Ltd.(a)	14,889,427	3,832,542	6,048,494	1,897,251	(2,906,197)		(657,659)	1,520,497	(114,322)	6,478,309	18,031,724
Ur-Energy, Inc.(a)(b)	23,220,620	26,703,713	12,053,360	13,580,096	(5,578,100)		(6,132,869)	17,429,069	1,575,616	53,155,625	29,695,880
Western Uranium & Vanadium Corp.(a)(b)	3,782,027	2,578,445	3,462,707	3,111,024	(595,394)		(376,927)	(108,668)	(91,570)	5,112,304	6,649,340
Diversified Metals & Mining
Global Atomic Corp.(a)	14,401,623	7,814,718	17,471,735	9,006,852	(4,172,221)		(2,128,949)	346,980	87,843	15,127,444	27,701,137
Electronic Equipment & Instruments
Premier American Uranium, Inc.(a)	2,637,859	2,642,539	3,806,379	3,984,208	(1,007,954)		(832,820)	(855,733)	(55,421)	4,882,773	5,436,284
		$495,199,065		$302,344,065			$(249,594,509)	$212,225,766	$62,674,288	$822,848,675
Securities that became affiliated during the period
Common Stock
Coal & Consumable Fuels
Elevate Uranium, Ltd.(a)(b)	19,033,404	$3,121,891	16,349,964	$2,777,524	(5,277,384)		$(920,861)	$3,751,131	$135,211	$8,864,896	30,105,984
Lotus Resources, Ltd.(a)(b)	116,548,235	14,427,501	136,557,793	17,494,487	(32,383,873)		(3,640,933)	6,074,024	(32,920)	34,322,159	220,722,155
		$17,549,392		$20,272,011			$(4,561,794)	$9,825,155	$102,291	$43,187,055
		$512,748,457		$322,616,076			$(254,156,303)	$222,050,921	$62,776,579	$866,035,730
Securities that became affiliated during the period								(15,997,522)
Securities no longer affiliated as of September 30, 2025								(47,945,350)		99,967,996
Securities Affiliated as of as of September 30, 2025								$158,108,049		$766,067,734

(a)	Non-income producing security.

(b)	As of September 30, 2025, the security, or a portion of the security position was on loan.

(c)	Security is no longer an affiliated company at September 30, 2025.

(d)	Includes effect of a reverse split (1:75) effective on August 1, 2025.

(e)	Includes effect of a reverse split (1:4) effective on March 20, 2025

Sprott Junior Uranium Miners ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (94.54%)
Coal & Consumable Fuels (93.23%)
Alligator Energy, Ltd.(a)	106,692,667	$2,259,152
Anfield Energy, Inc.(a)	302,198	3,089,946
Atha Energy Corp.(a)	8,798,653	5,942,900
Aura Energy, Ltd.(a)(b)	15,455,953	2,761,343
Bannerman Energy, Ltd.(a)(b)	4,119,714	10,658,710
Berkeley Energia, Ltd.(a)	9,527,116	3,467,248
Boss Energy, Ltd.(a)	4,605,857	6,278,248
CanAlaska Uranium, Ltd.(a)	4,887,068	4,073,435
CGN Mining Co., Ltd.(b)	49,553,800	20,058,529
Deep Yellow, Ltd.(a)	13,595,637	17,632,604
Denison Mines Corp.(a)(b)	18,098,526	49,770,946
Elevate Uranium, Ltd.(a)(b)	8,242,855	2,427,160
Encore Energy Corp.(a)	5,038,845	16,256,675
Energy Fuels, Inc.(a)	1,197,133	18,375,992
F3 Uranium Corp.(a)	14,765,351	2,334,107
Forsys Metals Corp.(a)	4,169,251	1,707,604
GoviEx Uranium, Inc.(a)	22,733,190	1,878,506
IsoEnergy, Ltd.(a)	942,033	9,490,050
Laramide Resources, Ltd.(a)	6,287,394	3,252,801
Lotus Resources, Ltd.(a)	51,184,807	7,959,206
Mega Uranium, Ltd.(a)	10,832,098	3,230,093
NexGen Energy, Ltd.(a)	4,714,427	42,194,122
Paladin Energy, Ltd.(a)	7,401,454	40,747,520
Peninsula Energy, Ltd.(a)(b)	4,594,153	1,656,772
Skyharbour Resources, Ltd.(a)	5,747,993	2,065,098
Uranium Energy Corp.(a)	4,946,645	65,988,244
Uranium Royalty Corp.(a)	3,092,436	13,297,475
Ur-Energy, Inc.(a)	9,178,190	16,428,960
Western Uranium & Vanadium Corp.(a)	1,556,875	1,196,994
Total Coal & Consumable Fuels		376,480,440

Diversified Metals & Mining (1.14%)
Global Atomic Corp.(a)	8,428,812	4,602,930

Electronic Equipment & Instruments (0.17%)
Premier American Uranium, Inc.(a)	772,534	693,876

TOTAL COMMON STOCKS
(Cost $288,157,561)		381,777,246

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.74%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $43,992)	4.06%	43,992	$43,992

Investments Purchased with Collateral from Securities Loaned (0.73%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%
(Cost $2,929,835)		2,929,835	$2,929,835
TOTAL SHORT TERM INVESTMENTS
(Cost $2,973,827)			2,973,827

TOTAL INVESTMENTS (95.28%)
(Cost $291,131,388)			$384,751,073
OTHER ASSETS IN EXCESS OF LIABILITIES (4.72%)			19,058,041
NET ASSETS - 100.00%			$403,809,114

(a)	Non-income producing security.
(b)	As of September 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $6,035,435. The loaned securities were secured with cash collateral of $2,929,835 and non-cash collateral with the value of $3,535,700. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

Sprott Junior Copper Miners ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.27%)
Copper Mining (48.95%)
Aeris Resources, Ltd.(a)(b)	1,430,101	$458,954
Aldebaran Resources, Inc.(a)	295,990	544,467
Arizona Sonoran Copper Co., Inc.(a)	281,324	618,561
ATALAYA MINING COPPER SA	151,927	1,281,127
Atlas Consolidated Mining & Development Corp.(a)	3,175,300	226,963
Austral Resources Australia, Ltd.(a)(c)	62,142	2,056
Central Asia Metals PLC	407,487	830,812
China Daye Non-Ferrous Metals Mining, Ltd.(a)	10,094,300	110,257
ERO Copper Corp.(a)(b)	63,588	1,288,026
Faraday Copper Corp.(a)(b)	445,165	575,769
Hillgrove Resources, Ltd.(a)	4,691,426	121,068
Hot Chili, Ltd.(a)	324,663	197,643
Imperial Metals Corp.(a)	176,345	747,601
Jinchuan Group International Resources Co., Ltd.(b)(c)	6,259,100	514,758
Koryx Copper, Inc.(a)	162,581	143,691
Marimaca Copper Corp.(a)	117,078	968,289
Sandfire Resources, Ltd.(a)	120,763	1,140,299
SolGold PLC(a)	4,062,977	821,830
Taseko Mines, Ltd.(a)	401,975	1,700,354
Total Copper Mining		12,292,525

Diversified Metals & Mining (45.54%)
29Metals, Ltd.(b)	1,417,755	379,942
AIC Mines, Ltd.(a)	1,119,413	288,879
Amerigo Resources, Ltd.	290,777	568,307
Blue Moon Metals, Inc.(a)	89,009	207,221
Caravel Minerals, Ltd.(a)	1,114,577	118,002
Carnaby Resources, Ltd.(a)	522,864	122,822
Encounter Resources, Ltd.(a)	957,631	243,961
Entree Resources, Ltd.(a)	296,902	471,476
Fitzroy Minerals, Inc.(a)	239,500	55,930
Gruvaktiebolaget Viscaria(a)	233,932	455,221
Hercules Metals Corp.(a)	560,437	326,187
Ivanhoe Electric, Inc. / US(a)(b)	121,976	1,530,799
Midnight Sun Mining Corp.(a)(b)	436,382	580,087
Minsur SA	785,483	907,184
NGEx Minerals, Ltd.(a)	78,323	1,460,431
Osisko Metals, Inc.(a)	1,395,405	441,171
Philex Mining Corp.	5,123,600	718,360
Prospect Resources, Ltd.(a)	1,436,475	171,093
Regulus Resources, Inc.(a)	256,098	421,401
Solaris Resources, Inc.(a)	202,100	1,289,537
Trilogy Metals, Inc.(a)	323,411	679,163
Total Diversified Metals & Mining		11,437,174

Gold Mining (4.78%)
Cygnus Metals, Ltd.(a)	1,022,921	71,071

Security Description	Shares	Value
Gold Mining (continued)
FireFly Metals, Ltd.(a)(b)	1,277,907	$1,128,863
Total Gold Mining		1,199,934

TOTAL COMMON STOCKS
(Cost $18,579,785)		24,929,633

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.43%)
Money Market Fund (0.64%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $160,497)	4.06%	160,497	160,497

Investments Purchased with Collateral from Securities Loaned (5.79%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%
(Cost $1,453,452)		1,453,452	$1,453,452
TOTAL SHORT TERM INVESTMENTS
(Cost $1,613,949)			1,613,949

TOTAL INVESTMENTS (105.70%)
(Cost $20,193,734)			$26,543,582
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.70%)			(1,430,428)
NET ASSETS - 100.00%			$25,113,154

(a)	Non-income producing security.
(b)	As of September 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $2,121,746. The loaned securities were secured with cash collateral of $1,453,452 and non-cash collateral with the value of $775,051. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

Sprott Nickel Miners ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.18%)
Diversified Metals & Mining (92.62%)
Adhi Kartiko Pratama PT(a)	3,737,100	$99,118
Canada Nickel Co., Inc.(a)	531,225	389,344
Centaurus Metals, Ltd.(a)	1,075,594	284,688
Central Omega Resources Tbk PT	6,576,100	284,116
Chalice Mining, Ltd.(a)	210,915	347,510
Chilean Metals, Inc.(a)(b)	29,395	–
Estrella Resources, Ltd.(a)	936,080	20,440
Global Ferronickel Holdings, Inc.	9,073,000	224,487
IGO, Ltd.	171,416	587,546
Lifezone Metals, Ltd.(a)	105,493	578,102
Magna Mining, Inc.(a)	380,734	724,973
Merdeka Battery Materials Tbk PT(a)	45,148,750	1,747,431
Metals One PLC(a)	316,025	15,620
NexMetals Mining Corp.(a)	47,090	257,833
Nickel Asia Corp.	9,410,415	549,749
Nickel Industries, Ltd.	3,335,655	1,567,113
Pam Mineral Tbk PT	4,859,400	306,173
Power Metallic Mines, Inc.(a)(c)	530,956	553,198
Talon Metals Corp.(a)	2,404,210	760,115
Trimegah Bangun Persada Tbk PT	6,808,050	486,143
Vale Indonesia Tbk PT	2,985,500	788,251
Xinjiang Xinxin Mining Industry Co., Ltd.	1,846,700	588,518
Total Diversified Metals & Mining		11,160,468

Gold Mining (5.56%)
Aneka Tambang Tbk	1,958,695	371,405
Horizon Minerals, Ltd.(a)	6,019,005	298,708
Total Gold Mining		670,113

TOTAL COMMON STOCKS
(Cost $10,379,361)		11,830,581

TOTAL INVESTMENTS (98.18%)
(Cost $10,379,361)		$11,830,581
NET LIABILITIES LESS OTHER ASSETS (1.82%)		219,916
NET ASSETS - 100.00%		$12,050,497

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(c)	As of September 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $192,333. The loaned securities were secured with cash collateral of $– and non-cash collateral with the value of $211,556. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

Sprott Copper Miners ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (4.46%)
Sprott Physical Copper Trust(a)(b)	203,176	$1,898,883

TOTAL CLOSED END FUND
(Cost $1,605,230)		1,898,883

Security Description	Shares	Value
COMMON STOCKS (94.18%)
Copper Mining (61.92%)
Aeris Resources, Ltd.(b)(c)	214,121	68,717
Aldebaran Resources, Inc.(b)	44,461	81,785
Antofagasta PLC	122,353	4,526,839
Arizona Sonoran Copper Co., Inc.(b)	42,138	92,651
ATALAYA MINING COPPER SA	24,429	205,998
Atlas Consolidated Mining & Development Corp.(b)	480,000	34,309
Capstone Copper Corp.(b)(c)	211,000	1,792,067
Central Asia Metals PLC	60,970	124,310
China Daye Non-Ferrous Metals Mining, Ltd.(b)	2,251,200	24,589
ERO Copper Corp.(b)(c)	30,274	612,443
Faraday Copper Corp.(b)	66,693	86,260
First Quantum Minerals, Ltd.(b)	102,512	2,318,803
Freeport-McMoRan, Inc.	198,920	7,801,642
Hillgrove Resources, Ltd.(b)(c)	679,677	17,540
Hot Chili, Ltd.(b)	48,642	29,611
Imperial Metals Corp.(b)	26,425	112,027
Jinchuan Group International Resources Co., Ltd.(c)(d)	987,700	81,230
KGHM Polska Miedz SA	41,284	1,817,352
Lundin Mining Corp.(c)	160,340	2,391,793
Marimaca Copper Corp.(b)	17,513	144,841
Sandfire Resources, Ltd.(b)	123,700	1,168,031
Sociedad Minera Cerro Verde SAA	5,181	217,602
SolGold PLC(b)(c)	608,395	123,062
Southern Copper Corp.	16,802	2,039,091
Taseko Mines, Ltd.(b)	109,645	463,798
Total Copper Mining		26,376,391

Diversified Metals & Mining (28.14%)
29Metals, Ltd.(c)	212,268	56,885
AIC Mines, Ltd.(b)	167,446	43,212
Amerigo Resources, Ltd.	43,515	85,048
Blue Moon Metals, Inc.(b)	13,581	31,618
Carnaby Resources, Ltd.(b)	75,708	17,784
Encounter Resources, Ltd.(b)	155,662	39,656
Entree Resources, Ltd.(b)	44,498	70,662
Gruvaktiebolaget Viscaria(b)	35,218	68,533
Hercules Metals Corp.(b)	83,966	48,870
Hudbay Minerals, Inc.	133,816	2,028,650
Ivanhoe Electric, Inc. / US(b)	28,058	352,128
Ivanhoe Mines, Ltd.(b)(c)	195,964	2,078,342

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Midnight Sun Mining Corp.(b)	65,391	$86,925
Minsur SA	354,220	409,102
MMG, Ltd.(b)	1,457,700	1,264,397
NGEx Minerals, Ltd.(b)	49,672	926,197
Osisko Metals, Inc.(b)	208,946	66,060
Philex Mining Corp.	766,900	107,524
Prospect Resources, Ltd.(b)	217,556	25,912
Regulus Resources, Inc.(b)	38,615	63,540
Solaris Resources, Inc.(b)	37,576	239,761
Teck Resources, Ltd., Class B	86,089	3,778,446
Trilogy Metals, Inc.(b)	47,450	99,645
Total Diversified Metals & Mining		11,988,897

Gold Mining (4.12%)
China Gold International Resources Corp., Ltd.	88,000	1,569,581
FireFly Metals, Ltd.(b)	211,794	187,092
Total Gold Mining		1,756,673

TOTAL COMMON STOCKS
(Cost $32,519,982)		40,121,961

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.80%)
(0.80%)
iShares MSCI India ETF(c)	6,504	338,598

TOTAL EXCHANGE TRADED FUND
(Cost $351,822)		338,598

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.40%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $92,378)	4.06%	92,378	92,378

Investments Purchased with Collateral from Securities Loaned (0.18%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%
(Cost $78,563)		78,563	$78,563
TOTAL SHORT TERM INVESTMENTS
(Cost $170,941)			170,941

TOTAL INVESTMENTS (99.84%)
(Cost $34,647,975)			$42,530,383
OTHER ASSETS IN EXCESS OF LIABILITIES (0.16%)			69,192
NET ASSETS - 100.00%			$42,599,575

(a)	Affiliate of the Fund. See table below (Affiliated Investments).
(b)	Non-income producing security.

(c)	As of September 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $4,666,938. The loaned securities were secured with cash collateral of $78,563 and non-cash collateral with the value of $4,910,817. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

Affiliated Investments

Security Name	Shares as of January 1, 2025	Market Value as of January 1, 2025	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of September 30, 2025	Share Balance as of September 30, 2025
Closed End Fund
Sprott Physical Copper Trust(a)	–	$–	205,176	$1,621,456	(2,000)	$(15,274)	$293,653	$(952)	$1,898,883	203,176

Securities Affiliated as of September 30,2025				$1,621,456		$(15,274)	$293,653	$(952)	$1,898,883	203,176

(a)	Non-income producing security.

Sprott Silver Miners & Physical Silver ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (13.96%)
Sprott Physical Silver Trust(a)(b)	3,072,337	$48,235,691

TOTAL CLOSED END FUND
(Cost $38,477,896)		48,235,691

Security Description	Shares	Value
COMMON STOCKS (85.26%)
Diversified Metals & Mining (13.12%)
AbraSilver Resource Corp.(b)(c)	2,983,590	16,143,158
Americas Gold & Silver Corp.(b)(c)	3,511,782	13,063,829
Andean Silver, Ltd.(b)	69,414	93,700
Blackrock Silver Corp.(b)(c)	187,931	117,482
Cerro de Pasco Resources, Inc.(b)	159,991	57,480
Eloro Resources, Ltd.(b)	45,829	53,347
Hercules Metals Corp.(b)	108,469	63,131
Prime Mining Corp.(b)	1,495	3,685
Santacruz Silver Mining, Ltd.(b)	203,881	404,334
Societe Metallurgique D'imiter	5,232	1,476,346
Vizsla Silver Corp.(b)	3,211,521	13,873,771
Total Diversified Metals & Mining		45,350,263

Gold (10.49%)
Coeur Mining, Inc.(b)	316,128	5,930,561
Hochschild Mining PLC	145,974	697,723
Hycroft Mining Holding Corp.(b)	7,818	48,472
OR Royalties, Inc.(c)	66,530	2,666,522
Pan American Silver Corp.	153,031	5,926,891
SSR Mining, Inc.(b)	83,261	2,033,234
Triple Flag Precious Metals Corp.(c)	108,620	3,178,221
Unico Silver, Ltd.(b)	8,004,430	3,787,017
Wheaton Precious Metals Corp.(c)	107,016	11,968,669
Total Gold		36,237,310

Precious Metals & Minerals (4.31%)
Avino Silver & Gold Mines, Ltd.(b)(c)	90,199	473,545
Dolly Varden Silver Corp.(b)(c)	31,902	160,232
GR Silver Mining, Ltd.(b)	7,369,733	1,800,466
Guanajuato Silver Co., Ltd.(b)(c)	9,287,128	3,603,542
Industrias Penoles SAB de CV(c)	91,989	4,109,982
Outcrop Silver & Gold Corp.(b)	5,915,963	1,615,338
Sierra Madre Gold And Silver, Ltd.(b)(c)	1,799,928	1,655,463
Southern Silver Exploration Corp.(b)(c)	187,964	55,375
Viscount Mining Corp.(b)	2,350,416	1,435,549
Total Precious Metals & Minerals		14,909,492

Silver (57.34%)
Aftermath Silver, Ltd.(b)(c)	4,916,380	3,356,011

Security Description	Shares	Value
Silver (continued)
Andean Precious Metals Corp.(b)	948,003	$5,653,823
Apollo Silver Corp.(b)	33,518	96,095
Aya Gold & Silver, Inc.(b)(c)	1,080,962	12,505,201
Discovery Silver Corp.(b)	262,468	973,151
Endeavour Silver Corp.(b)	4,259,408	33,393,759
First Majestic Silver Corp.(c)	6,922,648	85,079,344
Fresnillo PLC	127,073	4,033,250
GoGold Resources, Inc.(b)	6,575,372	12,756,704
Hecla Mining Co.	378,521	4,580,104
IMPACT Silver Corp.(b)	5,703,051	1,208,881
Kootenay Silver, Inc.(b)	1,326,355	1,877,502
New Pacific Metals Corp.(b)	1,975,561	5,353,770
Silver Mines, Ltd.(b)	38,013,783	5,408,046
Silver Tiger Metals, Inc.(b)	8,761,724	4,784,731
Silvercorp Metals, Inc.(c)	2,385,523	15,076,505
Sotkamo Silver AB(b)	6,089,480	700,639
Sun Silver, Ltd.(b)(c)	1,762,353	1,358,563
Total Silver		198,196,079

TOTAL COMMON STOCKS
(Cost $201,722,502)		294,693,144

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.99%)
Money Market Fund (0.09%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $297,260)	4.06%	297,260	297,260

Investments Purchased with Collateral from Securities Loaned (2.90%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%
(Cost $10,027,457)		10,027,457	$10,027,457
TOTAL SHORT TERM INVESTMENTS
(Cost $10,324,717)			10,324,717

TOTAL INVESTMENTS (102.21%)
(Cost $250,525,115)			$353,253,552
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.21%)			(7,629,014)
NET ASSETS - 100.00%			$345,624,538

(a)	Affiliate of the Fund. See table below (Affiliated Investments).
(b)	Non-income producing security.

(c)	As of September 30, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $10,937,238. The loaned securities were secured with cash collateral of $10,027,457 and non-cash collateral with the value of $1,222,793. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

Affiliated Investments

	Shares as of January 1, 2025(b)	Market Value as of January 1, 2025	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of September 30, 2025	Share Balance as of September 30, 2025
Closed-End Funds
Sprott Physical Silver Trust(a)	–	$–	3,406,837	$42,520,839	(334,500)	$(3,987,777)	$9,757,795	$(55,166)	$48,235,691	3,072,337
Securities Affiliated as of September 30,2025				$42,520,839		$(3,987,777)	$9,757,795	$(55,166)	$48,235,691	3,072,337
(a)	Non-income producing security.

(b)	The fund commenced operations January 14, 2025.

Sprott Active Gold & Silver Miners ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.83%)
Diversified Metals & Mining (2.09%)
Vizsla Silver Corp.(a)	526,184	$2,272,304

Gold (90.23%)
Agnico Eagle Mines, Ltd.	27,146	4,572,122
Alamos Gold, Inc., Class A	95,716	3,336,660
Anglogold Ashanti PLC	46,148	3,245,589
Barrick Mining Corp.	29,410	965,963
Cia de Minas Buenaventura SAA, ADR	53,383	1,298,808
Coeur Mining, Inc.(a)	324,653	6,090,490
DPM Metals, Inc.	179,626	3,981,794
Eldorado Gold Corp.(a)	125,908	3,637,482
Emerald Resources NL(a)	898,108	2,983,274
Equinox Gold Corp.(a)	382,829	4,288,499
Evolution Mining, Ltd.	373,176	2,674,256
G Mining Ventures Corp.(a)	247,251	4,912,330
Genesis Minerals, Ltd.(a)	776,062	3,024,632
i-80 Gold Corp.(a)	2,141,298	2,046,365
IAMGOLD Corp.(a)	366,752	4,742,103
Kinross Gold Corp.	129,027	3,206,321
Lundin Gold, Inc.	32,237	2,088,676
New Gold, Inc.(a)	154,700	1,110,746
Newmont Corp.	42,924	3,618,922
Northern Star Resources, Ltd.	145,725	2,288,193
OceanaGold Corp.	214,853	4,586,680
OR Royalties, Inc.	60,636	2,430,320
Ora Banda Mining, Ltd.(a)	2,877,436	2,246,718
Pan American Silver Corp.	28,458	1,102,178
Perpetua Resources Corp.(a)	91,376	1,848,537
Ramelius Resources, Ltd.	1,312,316	3,369,232
SSR Mining, Inc.(a)	122,050	2,980,461
Torex Gold Resources, Inc.(a)	108,624	4,514,487
Wesdome Gold Mines, Ltd.(a)	230,680	3,593,549
West African Resources, Ltd.(a)(b)	914,231	1,839,037
Westgold Resources, Ltd.	609,345	1,806,351
Wheaton Precious Metals Corp.	33,872	3,788,245
Total Gold		98,219,020

Precious Metals & Minerals (1.08%)
Valterra Platinum, Ltd.	16,460	1,173,264

Silver (5.43%)
Aya Gold & Silver, Inc.(a)	117,751	1,362,212
Discovery Silver Corp.(a)	758,833	2,813,522
Endeavour Silver Corp.(a)	221,075	1,731,492
Total Silver		5,907,226

TOTAL COMMON STOCKS
(Cost $75,668,193)		107,571,814

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.07%)
Money Market Fund (2.07%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $2,260,223)	4.06%	2,260,223	$2,260,223

TOTAL SHORT TERM INVESTMENTS
(Cost $2,260,223)			2,260,223

TOTAL INVESTMENTS (100.90%)
(Cost $77,928,416)			$109,832,037
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.90%)			(981,237)
NET ASSETS - 100.00%			$108,850,800

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

Sprott Active Metals & Miners ETF
Schedule of Investments

As of September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.12%)
Coal & Consumable Fuels (21.69%)
Bannerman Energy, Ltd.(a)	130,080	$336,549
Boss Energy, Ltd.(a)	140,160	191,052
Cameco Corp.	9,984	837,258
Denison Mines Corp.(a)	282,336	776,424
NexGen Energy, Ltd.(a)	96,672	865,512
Paladin Energy, Ltd.(a)	107,328	590,877
Uranium Energy Corp.(a)	73,056	974,567
Total Coal & Consumable Fuels		4,572,239

Copper (11.74%)
Antofagasta PLC	3,756	138,965
ATALAYA MINING COPPER SA	77,376	652,475
ERO Copper Corp.(a)	37,728	764,211
Freeport-McMoRan, Inc.	7,789	305,484
Lundin Mining Corp.	41,088	612,910
Total Copper		2,474,045

Diversified Metals & Mining (28.93%)
Foran Mining Corp.(a)	168,864	471,999
Hudbay Minerals, Inc.	43,776	663,072
IGO, Ltd.	59,424	203,682
Ivanhoe Mines, Ltd.(a)	86,784	920,408
Lithium Argentina AG(a)	116,352	388,616
Lynas Rare Earths, Ltd.(a)	76,224	847,852
Major Drilling Group International, Inc.(a)	90,127	753,811
MP Materials Corp.(a)	9,984	669,627
Sigma Lithium Corp(a)	30,816	194,856
Sovereign Metals Ltd(a)	434,112	205,385
Vizsla Silver Corp.(a)	180,384	778,981
Total Diversified Metals & Mining		6,098,289

Gold (11.66%)
Atex Resources Inc(a)	231,264	422,081
Cia de Minas Buenaventura SAA, ADR	28,800	700,704
Pan American Silver Corp.	16,128	624,638
Wheaton Precious Metals Corp.	6,336	709,038
Total Gold		2,456,461

Precious Metals & Minerals (0.42%)
Valterra Platinum, Ltd.	1,252	89,242

Silver (9.89%)
Aya Gold & Silver, Inc.(a)	46,677	539,987
Endeavour Silver Corp.(a)	127,776	1,001,764
GoGold Resources, Inc.(a)	279,543	542,334
Total Silver		2,084,085

Security Description	Shares	Value
Specialty Chemicals (1.72%)
Sociedad Quimica y Minera de Chile SA, ADR	8,448	$363,095

Steel (13.07%)
Champion Iron, Ltd.	195,360	603,689
Nucor Corp.	5,376	728,072
Reliance, Inc.(a)	2,592	727,911
Steel Dynamics, Inc.	4,992	696,035
Total Steel		2,755,707

TOTAL COMMON STOCKS
(Cost $19,713,191)		20,893,163

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.68%)
Money Market Fund (1.68%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $353,084)	4.06%	353,084	$353,084

TOTAL SHORT TERM INVESTMENTS
(Cost $353,084)			353,084

TOTAL INVESTMENTS (100.80%)
(Cost $20,066,275)			$21,246,247
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.80%)			(167,576)
NET ASSETS - 100.00%			$21,078,671

(a)	Non-income producing security.